Deferred revenue (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current	$ 3,677	$ 3,287
Current	44	86
Nonrefundable customer contributions [Member]
IfrsStatementLineItems [Line Items]
Non-current	1,875	3,287
Current	44	86
Investment Plan [Member]
IfrsStatementLineItems [Line Items]
Non-current	$ 1,802